Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.25%
Delaware: 0.25%
BlackRock Municipal 2030 Target Term Trust Series W-7 AMT (50 shares) 3.02%	$5,000,000	$5,000,000
Total closed-end fund obligations (Cost $5,000,000)		5,000,000

	Interest rate	Maturity date
Municipal obligations: 98.78%
Alabama: 2.38%
Education revenue: 0.13%
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25%	10-1-2034	260,000	280,079
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2035	1,010,000	1,083,363
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2036	1,000,000	1,066,247
				2,429,689
Utilities revenue: 2.25%
Black Belt Energy Gas District Project No. 6 Series Bøø	4.00	10-1-2052	6,500,000	6,536,240
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	7,800,000	8,161,960
Lower Alabama Gas Districtøø	4.00	12-1-2050	8,660,000	8,679,395
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	11,000,000	11,576,563
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,255,195
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2033	1,000,000	1,044,110
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2034	1,000,000	1,042,763
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	2.97	5-1-2055	2,000,000	2,000,000
				44,296,226
				46,725,915
Alaska: 0.28%
Health revenue: 0.28%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,509,308
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2028	1,530,000	1,605,762
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2029	2,220,000	2,351,063
				5,466,133
Arizona: 1.43%
Education revenue: 0.49%
Arizona IDA Agribusiness & Equine Center, Inc. Series B144A	4.00	3-1-2027	425,000	420,917
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2034	230,000	222,726
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2029	160,000	162,126
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2030	190,000	192,298
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00%	7-1-2031	$200,000	$202,153
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2032	210,000	212,038
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2033	220,000	221,856
Arizona IDA Leman Academy of Excellence Obligated Group Series A144A	4.50	7-1-2029	690,000	683,375
IDA of the County of Pima American Leadership Academy, Inc.144A	4.60	6-15-2025	200,000	200,105
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2026	2,585,000	2,578,630
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2028	2,785,000	2,759,070
IDA of the County of Pima Edkey, Inc. Obligated Group144A†	3.50	7-1-2025	685,000	479,500
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2034	1,250,000	1,279,317
				9,614,111
Health revenue: 0.09%
Maricopa County IDA Christian Care Surprise, Inc.144A	5.00	1-1-2026	920,000	910,828
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2025	270,000	269,855
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2026	245,000	244,946
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2027	350,000	349,368
				1,774,997
Housing revenue: 0.24%
Arizona IDA State of Nebraska	5.00	2-1-2027	1,255,000	1,303,405
Arizona IDA State of Nebraska	5.00	5-1-2027	1,125,000	1,174,075
Arizona IDA State of Nebraska	5.00	8-1-2027	1,205,000	1,263,460
Arizona IDA State of Nebraska	5.00	11-1-2027	1,000,000	1,053,335
				4,794,275
Industrial development revenue: 0.41%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	8,000,000	7,968,240
Miscellaneous revenue: 0.07%
Navajo Nation Series A144A	5.00	12-1-2025	1,405,000	1,413,787
Resource recovery revenue: 0.13%
Maricopa County IDA Robert & Andrea Van Hofwegen Family LLC (Farm Credit Services Southwest LOC)ø	2.92	8-1-2026	2,500,000	2,500,000
				28,065,410
Arkansas: 0.02%
Tax revenue: 0.02%
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2029	230,000	236,691
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2030	125,000	128,348
				365,039
See accompanying notes to portfolio of investments
2 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
California: 5.30%
Education revenue: 0.03%
California Municipal Finance Authority Nova Academy Series A144A	4.00%	6-15-2026	$270,000	$266,809
California School Finance Authority Rocketship Education Obligated Group Series A144A	4.50	6-1-2027	250,000	250,437
				517,246
GO revenue: 0.25%
Los Angeles Unified School District Series QRR	4.00	7-1-2049	1,000,000	964,121
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,000,000	3,999,902
				4,964,023
Health revenue: 0.88%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	6,000,000	5,685,610
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2026	415,000	416,529
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2027	400,000	403,590
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2036	2,000,000	2,025,492
California PFA Kendal at Sonoma Obligated Group Series B-2144A	2.38	11-15-2028	180,000	175,371
California Statewide CDA CommonSpirit Health Obligated Group Series D (AGM Insured)€	3.30	7-1-2041	4,575,000	4,575,000
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	6.00	7-1-2040	4,050,000	4,050,000
				17,331,592
Housing revenue: 0.86%
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	1.40	12-1-2027	800,000	800,000
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	1,302,283	1,302,551
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2025	400,000	400,820
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2026	400,000	408,119
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2027	500,000	519,637
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2028	400,000	421,719
Tender Option Bond Trust Receipts/Certificates Series BAML6044 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.70	2-1-2055	13,000,000	13,000,000
				16,852,846
Miscellaneous revenue: 0.02%
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2026	350,000	352,553
Tax revenue: 0.06%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,262,994
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.80%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	3.32%	4-1-2056	$2,000,000	$1,992,229
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	3.17	4-1-2056	14,000,000	13,829,605
				15,821,834
Utilities revenue: 2.40%
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	10,000,000	10,845,960
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	5,590,000	5,586,764
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,674,010
Central Valley Energy Authorityøø	5.00	12-1-2055	10,000,000	10,822,117
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	4,000,000	4,197,525
				47,126,376
				104,229,464
Colorado: 1.52%
Airport revenue: 0.27%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2030	5,000,000	5,337,854
Education revenue: 0.02%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2031	310,000	294,171
GO revenue: 0.25%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	2,000,000	2,037,650
Aviation Station North Metropolitan District No. 2 Series A	4.00	12-1-2029	499,000	486,616
Grand River Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,010,602
Peak Metropolitan District No. 1 Series A144A	4.00	12-1-2035	500,000	438,832
Sterling Ranch Community Authority Board Colorado Metropolitan District No. 2 Series A	3.38	12-1-2030	416,000	397,069
Thompson Crossing Metropolitan District No. 4	3.50	12-1-2029	514,000	500,028
				4,870,797
Health revenue: 0.61%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	6,000,000	5,506,116
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2046	7,210,000	6,524,550
				12,030,666
Miscellaneous revenue: 0.29%
State of Colorado Series N COP	4.00	3-15-2043	6,000,000	5,737,258
Tax revenue: 0.01%
Pueblo Urban Renewal Authority Evraz Project Series B CAB144A¤	0.00	12-1-2025	200,000	193,095
Utilities revenue: 0.07%
City of Colorado Springs Utilities System Revenue Series B (Barclays Bank plc SPA)ø	2.85	11-1-2036	1,330,000	1,330,000
				29,793,841
See accompanying notes to portfolio of investments
4 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut: 1.92%
Education revenue: 0.25%
Connecticut State HEFA University of Hartford Series N	5.00%	7-1-2026	$575,000	$578,147
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2027	430,000	433,731
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	530,000	535,715
Connecticut State HEFA Yale University Series A-2øø	2.00	7-1-2042	1,500,000	1,478,343
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	940,000	959,693
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	385,000	395,330
Connecticut State Higher Education Supplement Loan Authority Series C	5.00	11-15-2025	480,000	486,492
Connecticut State Higher Education Supplement Loan Authority Series C	5.00	11-15-2027	125,000	129,435
				4,996,886
GO revenue: 0.23%
City of Bridgeport Series A	5.00	6-1-2026	1,220,000	1,247,147
City of Bridgeport Series A	5.00	6-1-2027	1,425,000	1,483,403
City of Bridgeport Series A	5.00	6-1-2028	1,605,000	1,696,839
				4,427,389
Health revenue: 0.56%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-2øø	5.00	7-1-2053	7,800,000	7,990,374
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D%%	4.25	10-1-2030	3,000,000	3,005,073
				10,995,447
Tax revenue: 0.88%
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2029	17,125,000	17,221,501
				37,641,223
District of Columbia: 0.40%
Airport revenue: 0.18%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2034	2,000,000	2,130,280
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2040	1,355,000	1,410,237
				3,540,517
Education revenue: 0.09%
District of Columbia Latin American Montessori Bilingual Public Charter School Obligated Group	4.00	6-1-2030	875,000	855,098
District of Columbia Two Rivers Public Charter School, Inc.	3.00	6-1-2030	955,000	898,090
				1,753,188
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1716 (Bank of America N.A. LIQ)144Aø	3.36%	7-15-2059	$2,500,000	$2,500,000
				7,793,705
Florida: 4.10%
Airport revenue: 0.32%
County of Lee Airport Revenue AMT	5.25	10-1-2041	6,000,000	6,384,124
Education revenue: 0.75%
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2034	780,000	789,359
Capital Trust Agency, Inc. Imagine-Pasco County LLC Series A144A	3.00	12-15-2029	255,000	236,171
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2017 Obligated Group Series A144A	4.38	6-15-2027	485,000	479,269
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	4.00	6-15-2029	1,615,000	1,559,911
Capital Trust Authority IDEA Florida, Inc. Series A144A	5.13	6-15-2033	3,000,000	3,084,976
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	995,124
Florida Development Finance Corp. IDEA Florida, Inc.144A	5.25	6-15-2029	2,200,000	2,205,447
Florida Development Finance Corp. Renaissance Charter School, Inc. Series 2020C/D Obligated Group Series C144A	4.00	9-15-2030	470,000	448,300
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2027	650,000	668,690
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2028	1,050,000	1,088,516
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2029	1,000,000	1,041,963
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.00	9-15-2025	150,000	150,046
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2029	420,000	417,907
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2030	870,000	861,488
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2031	660,000	648,559
				14,675,726
GO revenue: 0.62%
County of Miami-Dade Series A	4.00	7-1-2042	12,605,000	12,122,583
Health revenue: 0.46%
Martin County Health Facilities Authority Cleveland Clinic Health System Obligated Group Series A	4.00	1-1-2046	3,000,000	2,774,150
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2029	225,000	216,305
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2030	200,000	190,643
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2031	205,000	193,636
See accompanying notes to portfolio of investments
6 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00%	12-15-2036	$1,000,000	$897,289
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1340 (Barclays Bank plc LIQ)144Aø	3.63	11-15-2049	4,875,000	4,875,000
				9,147,023
Industrial development revenue: 0.44%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	1,500,000	1,350,067
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.00	5-1-2029	2,000,000	2,027,565
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	5,000,000	5,184,438
				8,562,070
Miscellaneous revenue: 0.24%
Capital Trust Agency, Inc. Marie Selby Botanical Gardens, Inc.144A	4.00	6-15-2025	350,000	349,339
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.25	9-1-2036	600,000	656,279
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2038	725,000	794,273
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2029	600,000	606,998
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.38	5-1-2033	995,000	1,009,166
Village Community Development District No. 15 Series 2024, Special Assessment144A	4.00	5-1-2034	1,250,000	1,229,279
				4,645,334
Resource recovery revenue: 0.10%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	2,000,000	2,001,161
Transportation revenue: 0.07%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2027	950,000	984,364
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2029	450,000	474,697
				1,459,061
Water & sewer revenue: 1.10%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2041	1,250,000	1,116,684
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2029	1,055,000	1,125,323
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2030	1,760,000	1,894,785
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2031	1,980,000	2,148,157
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2032	2,080,000	2,270,560
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,115,241
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2041	900,000	942,829
				21,613,579
				80,610,661
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 4.84%
Education revenue: 0.04%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75%	7-1-2034	$710,000	$700,233
Health revenue: 0.27%
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	2.94	4-1-2034	5,300,000	5,300,000
Industrial development revenue: 0.18%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	3.63	1-1-2031	2,000,000	1,885,293
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2036	1,750,000	1,746,800
				3,632,093
Miscellaneous revenue: 0.17%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2042	3,455,000	3,407,297
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,500,000	1,496,480
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,017,381
				2,513,861
Utilities revenue: 4.05%
Bartow County Development Authority Georgia Power Co.øø	1.80	9-1-2029	1,000,000	878,089
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2026	600,000	609,245
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2027	700,000	722,093
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2028	850,000	889,533
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2029	1,000,000	1,057,842
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2030	1,100,000	1,172,509
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2031	1,000,000	1,058,052
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2032	1,000,000	1,050,461
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,000,000	3,017,555
Main Street Natural Gas, Inc. Series A	4.00	12-1-2029	4,500,000	4,523,164
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,500,000	2,593,446
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	1,630,000	1,696,519
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,665,000	1,748,248
Main Street Natural Gas, Inc. Series Cøø	4.00	3-1-2050	10,235,000	10,255,598
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	7,265,000	7,291,841
See accompanying notes to portfolio of investments
8 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series C144Aøø##	4.00%	8-1-2052	$28,000,000	$27,945,058
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2027	300,000	309,967
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2028	400,000	420,446
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2029	400,000	421,475
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2030	350,000	379,871
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2032	1,100,000	1,214,810
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2028	1,000,000	1,035,325
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2029	910,000	945,735
Municipal Electric Authority of Georgia Series A	5.00	1-1-2027	2,160,000	2,231,761
Municipal Electric Authority of Georgia Series A	5.00	1-1-2028	2,305,000	2,422,822
Municipal Electric Authority of Georgia Series A	5.00	1-1-2029	1,140,000	1,216,302
Municipal Electric Authority of Georgia Series A	5.00	1-1-2030	1,025,000	1,085,391
Municipal Electric Authority of Georgia Series A	5.00	1-1-2031	1,385,000	1,463,142
				79,656,300
				95,209,784
Guam: 0.19%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2029	700,000	733,763
Miscellaneous revenue: 0.15%
Guam Department of Education Series A COP	4.25	2-1-2030	1,355,000	1,331,017
Territory of Guam Series F	5.00	1-1-2030	750,000	787,968
Territory of Guam Series F	5.00	1-1-2031	750,000	793,871
				2,912,856
				3,646,619
Hawaii: 0.61%
Airport revenue: 0.26%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2043	5,000,000	5,022,947
Health revenue: 0.35%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	3.32	7-1-2039	6,935,000	6,935,000
				11,957,947
Idaho: 0.22%
Housing revenue: 0.22%
Idaho Housing & Finance Association Series A (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	3,945,000	4,314,683
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 9

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 12.01%
Airport revenue: 0.42%
Chicago O’Hare International Airport Series B	4.00%	1-1-2044	$7,000,000	$6,590,011
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	530,000	564,703
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2032	400,000	428,575
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2033	400,000	424,851
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2034	325,000	342,168
				8,350,308
Education revenue: 0.68%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2028	580,000	575,638
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2030	625,000	612,888
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2031	985,000	959,798
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2032	680,000	657,829
Illinois Finance Authority AIM Art in Motion Series A144A	4.00	7-1-2031	1,655,000	1,456,860
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2041	4,475,000	3,666,478
Illinois Finance Authority Bradley University Series C	5.00	8-1-2028	1,860,000	1,917,023
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2028	725,000	736,603
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	714,694
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	855,307
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	614,270
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	542,453
				13,309,841
GO revenue: 7.01%
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2033	1,375,000	1,493,961
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2034	1,625,000	1,757,044
Chicago Board of Education Series A	5.00	12-1-2033	5,300,000	5,401,003
Chicago Board of Education Series A	5.00	12-1-2034	1,500,000	1,524,609
Chicago Board of Education Series A	5.00	12-1-2035	2,560,000	2,596,302
Chicago Board of Education Series A	5.00	12-1-2040	1,500,000	1,490,322
Chicago Board of Education Series B	5.00	12-1-2026	2,000,000	2,027,328
Chicago Board of Education Series B	5.00	12-1-2027	1,625,000	1,662,778
Chicago Board of Education Series B	5.00	12-1-2031	2,500,000	2,568,387
Chicago Board of Education Series C	5.00	12-1-2034	1,945,000	1,929,305
Chicago Board of Education Series C	5.25	12-1-2039	5,095,000	4,948,236
Chicago Board of Education Series H	5.00	12-1-2036	4,500,000	4,381,293
City of Berwyn Series A	5.00	12-1-2028	3,000,000	3,005,704
City of Berwyn Series A	5.00	12-1-2029	2,345,000	2,346,207
City of Chicago Series A	5.00	1-1-2027	8,000,000	8,180,405
City of Chicago Series A	5.00	1-1-2028	6,125,000	6,348,473
City of Chicago Series A	5.00	1-1-2043	25,000,000	25,395,968
City of Chicago Series A	5.25	1-1-2036	1,500,000	1,584,685
City of Chicago Series C	5.00	1-1-2026	970,000	985,216
City of Waukegan Series A (AGM Insured)	4.00	12-30-2030	980,000	986,367
See accompanying notes to portfolio of investments
10 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Waukegan Series A (AGM Insured)	5.00%	12-30-2031	$1,000,000	$1,001,012
Cook County Community Consolidated School District No. 15 Palatine	5.00	12-1-2026	2,540,000	2,574,515
Cook County School District No. 162 Matteson (BAM Insured)	5.00	12-1-2044	1,695,000	1,770,762
Cook County School District No. 162 Matteson (BAM Insured)	5.00	12-1-2045	1,050,000	1,092,251
Cook County School District No. 99 Cicero	5.00	12-1-2025	1,000,000	1,012,878
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2026	3,030,000	3,128,137
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2027	2,950,000	3,094,171
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2028	2,285,000	2,431,064
County of Cook Series A	5.00	11-15-2027	2,000,000	2,098,317
County of Cook Series A	5.00	11-15-2030	2,200,000	2,264,139
County of Cook Series A	5.00	11-15-2033	3,850,000	4,142,798
Madison-Macoupin etc. Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,622,624
Madison-Macoupin etc. Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,411,817
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2028	950,000	964,790
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2029	4,000,000	4,058,511
State of Illinois	5.00	11-1-2025	5,000,000	5,054,050
State of Illinois	5.00	2-1-2026	2,000,000	2,030,745
State of Illinois Series A	5.00	10-1-2026	3,000,000	3,080,039
State of Illinois Series A	5.00	12-1-2035	650,000	665,834
State of Illinois Series B	5.00	5-1-2037	5,000,000	5,279,016
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	8,695,000	8,461,006
				137,852,069
Health revenue: 0.39%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	1,995,000	2,019,977
Illinois Finance Authority Ascension Health Credit Group Series C	4.00	2-15-2041	4,785,000	4,456,020
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	4.00	11-1-2024	420,000	281,400
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2025	295,000	293,689
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2028	670,000	651,902
				7,702,988
Housing revenue: 0.73%
Illinois Housing Development Authority Series C	2.90	8-1-2031	1,000,000	940,287
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured) (Bank of Montreal SPA)ø	2.85	4-1-2045	2,200,000	2,200,000
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,026,384
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2028	3,015,000	3,155,294
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2030	5,250,000	5,559,286
Northern Illinois University (BAM Insured)	5.00	10-1-2027	350,000	362,725
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 11

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Northern Illinois University (BAM Insured)	5.00%	10-1-2029	$650,000	$684,783
Northern Illinois University (BAM Insured)	5.00	10-1-2030	325,000	343,919
				14,272,678
Miscellaneous revenue: 0.41%
City of Chicago Lakeshore East Special Assessment Area144A	3.20	12-1-2029	300,000	285,245
City of Chicago Lakeshore East Special Assessment Area144A	3.29	12-1-2030	325,000	306,329
City of Chicago Lakeshore East Special Assessment Area144A	3.38	12-1-2031	348,000	325,374
City of Chicago Lakeshore East Special Assessment Area144A	3.45	12-1-2032	275,000	255,238
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2026	1,740,000	1,665,068
Northern Illinois University COP (BAM Insured)	5.00	4-1-2033	815,000	868,287
Northern Illinois University COP (BAM Insured)	5.00	4-1-2034	735,000	782,727
Northern Illinois University COP (BAM Insured)	5.00	4-1-2035	825,000	873,304
Northern Illinois University COP (BAM Insured)	5.00	4-1-2036	500,000	528,287
Northern Illinois University COP (BAM Insured)	5.00	4-1-2037	600,000	630,725
Northern Illinois University COP (BAM Insured)	5.00	4-1-2038	670,000	700,605
Northern Illinois University COP (BAM Insured)	5.00	4-1-2039	750,000	780,607
				8,001,796
Tax revenue: 1.70%
County of Cook Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,047,618
County of Cook Sales Tax Revenue Series A	5.00	11-15-2029	675,000	726,865
County of Cook Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	3,890,786
County of Cook Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,443,548
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	5,000,000	5,034,584
Sales Tax Securitization Corp. Series A	5.00	1-1-2026	4,815,000	4,885,015
Sales Tax Securitization Corp. Series A	5.00	1-1-2027	1,000,000	1,031,494
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,244,476
State of Illinois Sales Tax Revenue	5.00	6-15-2025	9,025,000	9,036,275
				33,340,661
Utilities revenue: 0.15%
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2032	3,000,000	3,006,216
Water & sewer revenue: 0.52%
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2042	1,500,000	1,592,177
City of Chicago Wastewater Transmission Revenue Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,222,039
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,560,000	2,616,341
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	2,725,513
				10,156,070
				235,992,627
Indiana: 1.97%
Education revenue: 0.01%
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	4.00	7-1-2030	210,000	204,786
See accompanying notes to portfolio of investments
12 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.60%
City of Valparaiso Pratt Paper LLC AMT144A	4.50%	1-1-2034	$3,070,000	$3,112,336
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Sumitomo Mitsui Banking Corp. LOC)ø	3.65	12-1-2039	7,600,000	7,600,000
Indianapolis Local Public Improvement Bond Bank Series E	5.00	3-1-2033	1,000,000	1,044,482
				11,756,818
Miscellaneous revenue: 0.72%
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2026	735,000	701,462
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2027	630,000	578,252
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	6,045,973
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	6,829,134
				14,154,821
Utilities revenue: 0.64%
Indiana Finance Authority Indianapolis Power & Light Co. Series Aøø	0.75	12-1-2038	3,000,000	2,911,882
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	7,630,000	7,788,945
Indiana Finance Authority Ohio Valley Electric Corp. Series B	3.00	11-1-2030	2,000,000	1,905,449
				12,606,276
				38,722,701
Iowa: 0.76%
Education revenue: 0.13%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2025	1,295,000	1,310,093
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2026	1,215,000	1,241,698
				2,551,791
Health revenue: 0.18%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,315,000	1,329,540
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00	5-15-2039	2,260,000	2,308,031
				3,637,571
Industrial development revenue: 0.11%
Iowa Finance Authority John Maassen & Sons Partnership AMT (Farm Credit Services America LOC)ø	3.02	11-1-2035	2,075,000	2,075,000
Utilities revenue: 0.26%
PEFA, Inc.øø	5.00	9-1-2049	4,975,000	5,065,526
Water & sewer revenue: 0.08%
Xenia Rural Water District	5.00	12-1-2031	1,615,000	1,672,974
				15,002,862
Kansas: 0.66%
GO revenue: 0.09%
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2043	1,655,000	1,724,659
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 13

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.06%
City of Wichita Presbyterian Manors Obligated Group	5.00%	5-15-2026	$1,105,000	$1,105,263
Tax revenue: 0.51%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	19,260,000	10,069,232
				12,899,154
Kentucky: 2.74%
Education revenue: 0.08%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2029	570,000	548,715
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2030	590,000	560,527
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2031	615,000	575,831
				1,685,073
Health revenue: 0.16%
Kentucky EDFA Kenton Housing Obligated Group	5.00	11-15-2025	330,000	326,354
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2026	3,000,000	2,819,875
				3,146,229
Industrial development revenue: 0.13%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,500,000	2,507,362
Miscellaneous revenue: 0.05%
Kentucky State University COP (BAM Insured)	3.00	11-1-2032	320,000	299,084
Kentucky State University COP (BAM Insured)	4.00	11-1-2033	130,000	133,275
Kentucky State University COP (BAM Insured)	4.00	11-1-2034	130,000	132,685
Kentucky State University COP (BAM Insured)	5.00	11-1-2029	200,000	215,115
Kentucky State University COP (BAM Insured)	5.00	11-1-2030	175,000	190,223
				970,382
Tax revenue: 0.28%
Tender Option Bond Trust Receipts/Certificates Series 2018- XG0161 (AGM Insured) (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.00	12-1-2041	5,460,000	5,460,000
Utilities revenue: 2.04%
County of Trimble Louisville Gas & Electric Co. Series A	0.63	9-1-2026	3,250,000	3,097,391
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,250,000	5,740,639
County of Trimble Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	6,200,000	5,801,680
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	3,755,000	3,761,019
Kentucky Public Energy Authority Series Cøø	4.00	2-1-2050	14,960,000	15,010,788
Kentucky Public Energy Authority Series C-1øø	4.00	12-1-2049	4,775,000	4,782,653
Louisville/Jefferson County Metropolitan Government Gas & Electric Co. Series B AMT	1.35	11-1-2027	2,000,000	1,864,602
				40,058,772
				53,827,818
See accompanying notes to portfolio of investments
14 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 1.54%
Airport revenue: 0.17%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AGM Insured)	5.00%	1-1-2031	$1,250,000	$1,306,593
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AGM Insured)	5.00	1-1-2032	2,000,000	2,086,997
				3,393,590
Industrial development revenue: 0.93%
Parish of St. John the Baptist Marathon Oil Corp. Series 2017B-2øø	2.38	6-1-2037	8,330,000	8,218,619
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	3,250,000	3,272,515
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	7,000,000	6,891,557
				18,382,691
Miscellaneous revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,430,000	1,290,700
Water & sewer revenue: 0.37%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2026	350,000	357,383
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2027	600,000	622,827
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2028	400,000	420,692
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2029	600,000	635,688
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2030	600,000	638,921
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	3,500,000	3,122,432
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	985,000	970,738
Greater Ouachita Water Co. (BAM Insured)	5.00	9-1-2025	510,000	513,722
				7,282,403
				30,349,384
Maine: 1.12%
Health revenue: 0.14%
Maine Health & Higher Educational Facilities Authority Eastern Maine Healthcare Systems Obligated Group Series C	5.00	7-1-2039	1,865,000	1,934,890
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2027	750,000	777,736
				2,712,626
Housing revenue: 0.85%
Maine State Housing Authority Series A	3.20	11-15-2029	290,000	286,419
Maine State Housing Authority Series A	3.30	11-15-2030	150,000	147,587
Maine State Housing Authority Series A	3.45	11-15-2031	320,000	313,654
Maine State Housing Authority Series A	3.55	11-15-2032	530,000	526,080
Maine State Housing Authority Series A	3.70	11-15-2034	890,000	860,806
Maine State Housing Authority Series A	3.80	11-15-2035	345,000	332,671
Maine State Housing Authority Series A	3.90	11-15-2036	1,305,000	1,257,044
Maine State Housing Authority Series A	3.95	11-15-2037	765,000	737,080
Maine State Housing Authority Series A	4.10	11-15-2040	2,470,000	2,400,316
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 15

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Maine State Housing Authority Series A	4.50%	11-15-2045	$4,955,000	$4,859,657
Maine State Housing Authority Series C (Department of Housing and Urban Development Insured)	4.55	11-15-2044	5,045,000	4,994,009
				16,715,323
Resource recovery revenue: 0.13%
Finance Authority of Maine Casella Waste Systems, Inc. AMT144Aøø	4.63	12-1-2047	2,500,000	2,521,291
				21,949,240
Maryland: 1.05%
Education revenue: 0.06%
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2029	300,000	311,392
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2031	350,000	365,112
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2033	425,000	438,666
				1,115,170
Health revenue: 0.09%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2026	495,000	499,069
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2027	430,000	440,431
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2028	300,000	310,631
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2029	290,000	302,553
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2030	285,000	298,830
				1,851,514
Housing revenue: 0.29%
Maryland Stadium Authority Series A	5.00	3-1-2036	2,890,000	3,173,154
Maryland Stadium Authority Series A	5.00	3-1-2037	2,250,000	2,459,244
				5,632,398
Tax revenue: 0.47%
State of Maryland Department of Transportation	4.00	12-15-2027	9,260,000	9,266,239
Transportation revenue: 0.14%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	2,750,000	2,785,798
				20,651,119
Massachusetts: 1.93%
Airport revenue: 0.78%
Massachusetts Port Authority Series A AMT	5.00	7-1-2047	6,670,000	6,680,559
See accompanying notes to portfolio of investments
16 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Massachusetts Port Authority Series E AMT	5.00%	7-1-2031	$1,000,000	$1,076,562
Massachusetts Port Authority Series E AMT	5.00	7-1-2032	1,500,000	1,604,678
Massachusetts Port Authority Series E AMT	5.00	7-1-2033	3,000,000	3,196,566
Massachusetts Port Authority Series E AMT	5.00	7-1-2034	2,615,000	2,776,533
				15,334,898
Education revenue: 0.58%
Collegiate Charter School of Lowell	5.00	6-15-2029	490,000	494,267
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2029	340,000	324,743
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2030	355,000	334,325
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2031	370,000	343,425
Massachusetts Development Finance Agency SABIS International Charter School	5.00	4-15-2025	220,000	220,017
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2026	1,000,000	1,019,518
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2027	1,500,000	1,541,956
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2028	3,250,000	3,370,705
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2029	1,400,000	1,458,008
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2030	2,230,000	2,347,695
				11,454,659
GO revenue: 0.33%
Commonwealth of Massachusetts Series E	4.00	9-1-2044	5,000,000	4,687,727
Town of Tyngsborough	4.00	10-15-2046	2,035,000	1,887,235
				6,574,962
Health revenue: 0.24%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	3.47	7-1-2049	2,650,000	2,649,995
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2026	150,000	154,258
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2027	160,000	167,880
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2028	175,000	186,976
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2029	300,000	325,443
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2030	320,000	351,886
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2031	350,000	384,876
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2032	400,000	439,858
				4,661,172
				38,025,691
Michigan: 2.14%
Airport revenue: 0.20%
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2030	4,000,000	4,023,803
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 17

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.26%
Lake Superior State University (AGM Insured)	4.00%	11-15-2029	$1,220,000	$1,247,012
Lake Superior State University (AGM Insured)	4.00	11-15-2030	405,000	414,298
Lake Superior State University (AGM Insured)	4.00	11-15-2031	400,000	407,639
Michigan Finance Authority College for Creative Studies	5.00	12-1-2026	840,000	840,281
Michigan Finance Authority College for Creative Studies	5.00	12-1-2027	585,000	585,183
Michigan Finance Authority College for Creative Studies	5.00	12-1-2028	535,000	535,138
Michigan Finance Authority College for Creative Studies	5.00	12-1-2029	590,000	590,142
Michigan Finance Authority College for Creative Studies	5.00	12-1-2030	400,000	400,063
				5,019,756
GO revenue: 0.11%
Utica Community Schools (QSBLF Insured)	5.00	5-1-2037	1,000,000	1,102,543
Williamston Community Schools School District Series A (QSBLF Insured)	4.00	5-1-2025	1,000,000	1,000,782
				2,103,325
Housing revenue: 0.38%
Residual Interest Bond Floater Trust Various States Series 2022-047 (Barclays Bank plc LIQ)144Aø	3.63	12-1-2045	7,500,000	7,500,000
Industrial development revenue: 0.10%
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,996,315
Miscellaneous revenue: 0.32%
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2032	3,000,000	3,003,332
Michigan Finance Authority Wayne County	5.00	11-1-2028	865,000	922,953
Michigan Finance Authority Wayne County	5.00	11-1-2029	1,500,000	1,589,079
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	710,000	710,387
				6,225,751
Tax revenue: 0.77%
State of Michigan Trunk Line Revenue Series A	4.00	11-15-2046	16,390,000	15,229,786
				42,098,736
Minnesota: 2.01%
Education revenue: 0.58%
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2040	875,000	758,789
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	6,500,000	6,268,432
City of Woodbury Leadership Academy Series A	4.00	7-1-2031	670,000	629,943
City of Woodbury Leadership Academy Series A	4.00	7-1-2041	850,000	695,742
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	425,000	427,009
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	3.75	4-1-2037	960,000	960,000
See accompanying notes to portfolio of investments
18 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00%	10-1-2027	$1,035,000	$1,062,523
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2029	660,000	679,782
				11,482,220
Health revenue: 0.40%
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	2,585,000	2,598,356
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	5,360,000	5,355,404
				7,953,760
Housing revenue: 0.16%
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.95	9-15-2031	675,000	675,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.99	11-15-2032	2,400,000	2,400,000
				3,075,000
Miscellaneous revenue: 0.36%
JPMorgan Chase Putters/Drivers Trust (JPMorgan Chase Bank N.A. SPA, JPMorgan Chase Bank N.A. LOC)144Aø	3.95	3-20-2027	5,000,000	5,000,000
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,001,854
				7,001,854
Utilities revenue: 0.51%
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%) (Royal Bank of Canada LIQ)±	3.92	12-1-2052	10,000,000	9,964,539
				39,477,373
Mississippi: 0.52%
Health revenue: 0.36%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00	9-1-2044	3,000,000	3,007,695
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IIøø	5.00	10-1-2040	3,930,000	4,042,830
				7,050,525
Miscellaneous revenue: 0.16%
Mississippi Development Bank City of Gulfport	4.00	9-1-2029	620,000	614,446
Mississippi Development Bank City of Gulfport	4.00	9-1-2030	565,000	558,426
Mississippi Development Bank City of Gulfport	4.00	9-1-2031	400,000	393,981
Mississippi Development Bank City of Gulfport	4.00	9-1-2032	435,000	427,073
Mississippi Development Bank City of Gulfport	5.00	9-1-2025	255,000	256,969
Mississippi Development Bank City of Gulfport	5.00	9-1-2026	225,000	230,577
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 19

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Mississippi Development Bank City of Gulfport	5.00%	9-1-2027	$385,000	$394,504
Mississippi Development Bank City of Gulfport	5.00	9-1-2028	315,000	327,310
				3,203,286
				10,253,811
Missouri: 1.93%
Airport revenue: 0.11%
City of St. Louis Airport Revenue Series D AMT (AGM Insured)	5.00	7-1-2030	2,090,000	2,142,191
Education revenue: 0.21%
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2026	925,000	953,334
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2027	975,000	1,006,906
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2028	1,025,000	1,066,850
HEFA of the State of Missouri Webster University	5.00	4-1-2025	600,000	600,000
HEFA of the State of Missouri Webster University	5.00	4-1-2026	500,000	491,387
				4,118,477
Health revenue: 1.24%
HEFA of the State of Missouri BJC Healthcare Obligated Group	5.00	11-15-2030	5,425,000	5,519,683
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	18,000,000	18,916,558
				24,436,241
Housing revenue: 0.07%
Missouri Southern State University Auxiliary Enterprise System Revenue	3.00	10-1-2026	385,000	378,590
Missouri Southern State University Auxiliary Enterprise System Revenue	4.00	10-1-2031	1,000,000	967,417
				1,346,007
Miscellaneous revenue: 0.26%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2028	3,000,000	3,116,841
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2030	2,000,000	2,089,835
				5,206,676
Tax revenue: 0.04%
City of Richmond Heights Francis Place Redevelopment Project Area No. 1	5.63	11-1-2025	410,000	410,595
City of St. Ann NWP Community Improvement District Series A144A	4.63	11-1-2030	380,000	370,070
				780,665
				38,030,257
See accompanying notes to portfolio of investments
20 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nebraska: 0.57%
Airport revenue: 0.04%
Lincoln Airport Authority AMT	5.00%	7-1-2029	$835,000	$878,804
Education revenue: 0.11%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	3.40	7-1-2035	2,185,000	2,165,139
Utilities revenue: 0.42%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2025	3,290,000	3,308,623
Central Plains Energy Project No. 3 Series A	5.00	9-1-2026	3,750,000	3,819,676
Central Plains Energy Project No. 3 Series A	5.00	9-1-2027	1,000,000	1,029,417
				8,157,716
				11,201,659
Nevada: 0.20%
Miscellaneous revenue: 0.10%
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2025	180,000	179,290
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2026	225,000	219,323
City of Las Vegas Special Improvement District No. 816	2.25	6-1-2027	250,000	239,639
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2028	245,000	230,212
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2029	200,000	182,721
City of Las Vegas Special Improvement District No. 816	2.63	6-1-2030	300,000	269,712
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2031	225,000	199,266
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2033	510,000	433,713
				1,953,876
Utilities revenue: 0.10%
County of Washoe NV Sierra Pacific Power Co. Series Cøø	4.13	3-1-2036	2,000,000	2,012,824
				3,966,700
New Hampshire: 0.22%
Housing revenue: 0.12%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	2,298,992	2,291,870
Resource recovery revenue: 0.10%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,000,000	2,029,094
				4,320,964
New Jersey: 3.65%
Airport revenue: 0.28%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2025	2,750,000	2,766,298
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2026	2,130,000	2,168,286
South Jersey Port Corp. Series B AMT	5.00	1-1-2028	500,000	519,055
				5,453,639
Education revenue: 0.09%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2036	425,000	427,774
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 21

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00%	7-1-2037	$150,000	$149,976
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2038	200,000	198,180
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00	7-1-2032	225,000	244,711
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00	7-1-2034	225,000	242,151
Passaic County Improvement Authority Paterson Arts & Science Charter School	4.25	7-1-2033	570,000	572,931
				1,835,723
GO revenue: 0.31%
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2027	400,000	407,883
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2029	400,000	410,762
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2031	350,000	357,081
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2033	300,000	303,056
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2034	260,000	261,846
New Jersey EDA Series GGG144A	5.25	9-1-2026	2,000,000	2,060,091
Newark Board of Education (BAM Insured)	5.00	7-15-2029	340,000	365,228
Newark Board of Education (BAM Insured)	5.00	7-15-2030	325,000	353,170
Newark Board of Education (BAM Insured)	5.00	7-15-2031	400,000	438,960
Newark Board of Education (BAM Insured)	5.00	7-15-2032	430,000	469,237
Newark Board of Education (BAM Insured)	5.00	7-15-2033	520,000	564,682
				5,991,996
Housing revenue: 2.49%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	4,110,000	4,327,161
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	5,620,000	5,378,543
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,282,747
New Jersey EDA Series I (SIFMA Municipal Swap+1.25%)±	4.12	9-1-2025	4,500,000	4,496,915
New Jersey EDA Series QQQ	5.00	6-15-2030	1,000,000	1,079,918
New Jersey EDA Series QQQ	5.00	6-15-2031	500,000	540,476
New Jersey TTFA Series A¤	0.00	12-15-2026	12,000,000	11,370,367
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,013,375
New Jersey TTFA Series C CAB (Ambac Insured)¤	0.00	12-15-2026	2,545,000	2,411,465
Residual Interest Bond Floater Trust Various States Series 2024-012 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.12	11-1-2064	9,000,000	9,000,000
				48,900,967
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals, Inc. Series A	6.50	9-1-2030	220,000	195,541
Tax revenue: 0.08%
New Jersey TTFA Series BB	5.00	6-15-2030	1,500,000	1,591,393
See accompanying notes to portfolio of investments
22 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.05%
South Jersey Transportation Authority Series A (BAM Insured)	5.00%	11-1-2036	$500,000	$536,806
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2037	500,000	533,643
				1,070,449
Water & sewer revenue: 0.34%
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	5,500,000	4,794,112
New Jersey EDA American Water Co., Inc. Series D AMTøø	1.10	11-1-2029	2,075,000	1,871,280
				6,665,392
				71,705,100
New Mexico: 0.87%
Industrial development revenue: 0.46%
City of Farmington Southern California Edison Co. Series A	1.80	4-1-2029	10,000,000	8,931,163
Tax revenue: 0.07%
Winrock Town Center Tax Increment Development District No. 1144A	3.75	5-1-2028	470,000	465,589
Winrock Town Center Tax Increment Development District No. 1144A	4.00	5-1-2033	1,035,000	986,294
				1,451,883
Utilities revenue: 0.34%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00	11-1-2039	6,655,000	6,663,983
				17,047,029
New York: 13.20%
Airport revenue: 0.85%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,295,441
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	1,405,000	1,428,268
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	10,000,000	9,927,638
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT (AGM Insured)	4.00	7-1-2032	2,000,000	1,984,526
				16,635,873
Education revenue: 1.59%
Babylon L D Corp. II Series A	5.75	2-1-2033	2,265,000	2,309,773
Babylon L D Corp. II Series A	6.40	2-1-2043	3,720,000	3,762,367
Build NYC Resource Corp. Integration Charter Schools Series A144A	4.00	6-1-2031	650,000	596,585
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2036	525,000	489,619
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	550,000	493,391
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	6.25	4-15-2033	1,270,000	1,437,440
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 23

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series B144A	6.25%	4-15-2033	$1,120,000	$1,267,664
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	2,310,000	2,170,609
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	412,025
Hempstead Town Local Development Corp. Academy Charter School Series A	4.76	2-1-2027	785,000	778,558
Hempstead Town Local Development Corp. Academy Charter School Series A	5.45	2-1-2027	1,640,000	1,644,485
Hempstead Town Local Development Corp. Academy Charter School Series A	6.47	2-1-2033	1,435,000	1,477,157
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	80,000	79,343
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.00	6-15-2032	7,115,000	7,491,188
Nassau County Industrial Development Agency Cold Spring Harbor Laboratory (TD Bank N.A. SPA)ø	3.55	1-1-2042	5,000,000	5,000,000
New York City Industrial Development Agency Churchill School & Center for Learning Disabilities, Inc. (AGC Insured)	2.25	10-1-2029	825,000	750,475
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2030	625,000	661,774
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2037	200,000	207,105
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2042	275,000	277,560
				31,307,118
GO revenue: 2.16%
City of Mount Vernon Series A BAN144A	5.50	5-30-2025	5,000,000	5,007,891
City of New York Series 3ø	3.65	4-1-2042	22,500,000	22,500,000
City of New York Series D-4 (State Street Bank & Trust Co. SPA)ø	3.60	5-1-2052	8,300,000	8,300,000
City of New York Series G6 (Mizuho Bank Limited LOC)ø	3.60	4-1-2042	3,300,000	3,300,000
City of Poughkeepsie	4.00	4-15-2029	245,000	241,316
City of Poughkeepsie	5.00	6-1-2025	235,000	235,416
City of Poughkeepsie	5.00	6-1-2031	600,000	606,717
Village of Island Park Series A	4.50	2-15-2030	100,000	102,649
Village of Island Park Series A	4.50	2-15-2031	105,000	107,242
Village of Island Park Series A	4.50	2-15-2033	120,000	121,380
Village of Island Park Series A	4.50	2-15-2034	125,000	125,805
Village of Island Park Series A	4.50	2-15-2035	125,000	125,256
Village of Island Park Series A	4.50	2-15-2036	135,000	134,826
Village of Island Park Series A	4.50	2-15-2037	65,000	64,264
Village of Island Park Series A	4.75	2-15-2038	145,000	144,207
Village of Island Park Series A	4.75	2-15-2039	155,000	153,675
Village of Island Park Series A	4.75	2-15-2040	165,000	162,033
Village of Island Park Series A	4.75	2-15-2041	170,000	165,380
Village of Washingtonville BAN	6.25	6-26-2025	880,000	882,786
				42,480,843
See accompanying notes to portfolio of investments
24 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.50%
Mizuho Floater/Residual Trust Series 2025-MIZ9208 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	3.15%	8-10-2027	$8,000,000	$8,000,000
New York City Health & Hospitals Corp. Series B (TD Bank N.A. LOC)ø	2.95	2-15-2031	1,165,000	1,165,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	8,000,000	7,724,584
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	3,000,000	2,870,293
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2038	5,965,000	5,647,801
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2028	1,400,000	1,461,365
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2029	1,350,000	1,420,960
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2029	115,000	113,528
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2030	200,000	195,683
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2032	250,000	241,988
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2034	750,000	719,299
				29,560,501
Housing revenue: 1.36%
Empire State Development Corp. Sales Tax Revenue Series A	4.00	3-15-2042	5,000,000	4,752,858
New York City Housing Development Corp. Series A-2øø	3.73	5-1-2063	5,000,000	5,022,581
New York Liberty Development Corp. Series A	1.70	11-15-2030	4,000,000	3,424,186
New York Liberty Development Corp. Series A	2.10	11-15-2032	5,000,000	4,212,113
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,373,138
New York State Housing Finance Agency Series K-2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	260,000	247,793
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	0.88	4-1-2025	1,705,000	1,705,000
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.00	10-1-2025	2,415,000	2,376,060
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.05	4-1-2026	1,275,000	1,232,215
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.15	10-1-2026	1,335,000	1,271,506
				26,617,450
Industrial development revenue: 0.71%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	2,000,000	1,831,783
New York Transportation Development Corp. American Airlines, Inc. AMT	2.25	8-1-2026	830,000	813,777
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	750,000	743,747
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 25

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00%	10-1-2035	$9,250,000	$9,521,971
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	2.50	10-31-2031	750,000	634,618
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2034	500,000	478,007
				14,023,903
Miscellaneous revenue: 1.01%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,750,000	1,883,388
Suffolk Regional Off-Track Betting Co.	5.00	12-1-2034	10,000,000	10,248,562
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	7,900,000	7,455,202
Western Regional Off-Track Betting Corp.144A	3.00	12-1-2026	270,000	264,538
				19,851,690
Resource recovery revenue: 0.10%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMTøø	2.75	9-1-2050	2,000,000	1,988,904
Tax revenue: 2.51%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	3,000,000	2,833,638
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 (Mizuho Bank Limited SPA)ø	3.61	8-1-2043	2,100,000	2,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series A4 (Bank of America N.A. SPA)ø	3.60	8-1-2041	7,000,000	7,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series A4 (JPMorgan Chase Bank N.A. SPA)ø	3.55	8-1-2045	3,000,000	3,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2036	5,000,000	5,013,622
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	5,000,000	4,714,265
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2042	7,600,000	7,110,405
New York City Transitional Finance Authority Future Tax Secured Revenue Series C	5.00	5-1-2041	7,500,000	8,050,483
New York City Transitional Finance Authority Future Tax Secured Revenue Series C	5.00	5-1-2042	4,000,000	4,250,259
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-S	5.00	5-1-2045	5,000,000	5,248,558
				49,321,230
Transportation revenue: 0.02%
Metropolitan Transportation Authority Series G-1F (U.S. SOFR+0.43%)±	3.35	11-1-2026	440,000	439,358
See accompanying notes to portfolio of investments
26 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.93%
Long Island Power Authority Series Bøø	0.85%	9-1-2050	$3,000,000	$2,965,309
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,399,843
New York Power Authority Series A	4.00	11-15-2045	4,500,000	4,152,772
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	4,000,000	4,034,584
Tender Option Bond Trust Receipts/Certificates Series XL0597 (AGM Insured) (Bank of America N.A. LIQ)144Aø	5.13	11-15-2063	3,750,000	3,750,000
				18,302,508
Water & sewer revenue: 0.46%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	4.00	6-15-2040	6,000,000	5,942,314
New York City Municipal Water Finance Authority Water & Sewer System Series AA-4 (State Street Bank & Trust Co. SPA)ø	3.55	6-15-2049	3,000,000	3,000,000
				8,942,314
				259,471,692
North Carolina: 1.03%
Education revenue: 0.08%
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2028	450,000	466,059
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2029	550,000	572,390
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2030	450,000	469,513
				1,507,962
Health revenue: 0.31%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	2,000,000	1,965,888
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series G (JPMorgan Chase Bank N.A. SPA)ø	3.45	1-15-2048	1,000,000	1,000,000
North Carolina Medical Care Commission Friends Homes Obligated Group Series B-1	2.55	9-1-2026	1,575,000	1,537,619
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2029	275,000	273,305
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2030	285,000	282,229
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2031	290,000	285,932
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2036	900,000	859,062
				6,204,035
Housing revenue: 0.13%
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.15	7-1-2039	2,500,000	2,477,605
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 27

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.51%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.80%	6-1-2038	$10,000,000	$10,000,848
				20,190,450
North Dakota: 1.05%
GO revenue: 0.53%
McKenzie County Public School District No. 1 Series A	5.00	8-1-2025	960,000	965,377
McKenzie County Public School District No. 1 Series A	5.00	8-1-2026	1,115,000	1,141,034
McKenzie County Public School District No. 1 Series A	5.00	8-1-2027	1,170,000	1,215,187
McKenzie County Public School District No. 1 Series A	5.00	8-1-2028	1,225,000	1,287,699
McKenzie County Public School District No. 1 Series A	5.00	8-1-2029	1,290,000	1,362,717
McKenzie County Public School District No. 1 Series A	5.00	8-1-2030	1,355,000	1,426,481
McKenzie County Public School District No. 1 Series A	5.00	8-1-2031	1,420,000	1,490,723
McKenzie County Public School District No. 1 Series A	5.00	8-1-2032	1,490,000	1,560,944
				10,450,162
Health revenue: 0.17%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,650,000	1,717,730
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	1,600,000	1,670,927
				3,388,657
Housing revenue: 0.35%
North Dakota Housing Finance Agency Series D	3.95	1-1-2035	2,075,000	2,066,535
North Dakota Housing Finance Agency Series D	3.95	7-1-2035	2,375,000	2,357,098
North Dakota Housing Finance Agency Series D	4.00	1-1-2036	1,175,000	1,156,984
North Dakota Housing Finance Agency Series D	4.00	7-1-2036	1,225,000	1,202,133
				6,782,750
				20,621,569
Ohio: 1.30%
Airport revenue: 0.12%
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,308,321
Education revenue: 0.03%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2031	710,000	674,013
Health revenue: 0.28%
County of Hamilton UC Health Obligated Group	5.00	9-15-2027	615,000	635,435
County of Hamilton UC Health Obligated Group	5.00	9-15-2028	650,000	678,732
County of Montgomery Premier Health Partners Obligated Group Series A	5.00	11-15-2033	4,000,000	4,142,645
				5,456,812
Tax revenue: 0.33%
City of Akron Income Tax Revenue	4.00	12-1-2029	4,515,000	4,648,222
City of Akron Income Tax Revenue	4.00	12-1-2030	1,830,000	1,885,652
				6,533,874
See accompanying notes to portfolio of investments
28 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.54%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00%	2-15-2031	$1,700,000	$1,858,243
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	7,000,000	6,830,433
Ohio Air Quality Development Authority Valley Electric Corp. Series Cøø	1.50	2-1-2026	2,000,000	1,958,793
				10,647,469
				25,620,489
Oklahoma: 0.79%
Education revenue: 0.28%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	5.25	6-15-2034	750,000	756,880
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2025	925,000	926,969
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2026	975,000	986,521
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2027	1,370,000	1,401,730
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2028	715,000	736,261
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2029	755,000	780,435
				5,588,796
Housing revenue: 0.30%
Carter County Public Facilities Authority Independent School District No. 19 Ardmore	5.00	9-1-2025	365,000	366,831
Carter County Public Facilities Authority Independent School District No. 77 Dickson	4.00	9-1-2025	350,000	350,975
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2028	2,500,000	2,496,212
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2025	855,000	859,466
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2026	1,810,000	1,844,999
				5,918,483
Tax revenue: 0.21%
Tulsa Public Facilities Authority	4.00	10-1-2027	4,050,000	4,109,663
				15,616,942
Oregon: 0.52%
Airport revenue: 0.33%
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2033	6,000,000	6,483,943
Health revenue: 0.19%
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2025	400,000	402,371
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	125,000	127,150
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 29

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00%	10-1-2027	$300,000	$309,412
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	1,750,000	1,770,376
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series A	5.00	11-15-2036	1,220,000	1,174,914
				3,784,223
				10,268,166
Pennsylvania: 4.46%
Airport revenue: 0.28%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,166,421
Allegheny County Airport Authority Series A AMT	5.00	1-1-2031	2,250,000	2,390,142
				5,556,563
Education revenue: 0.75%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,100,000	2,132,973
Chester County IDA Avon Grove Charter School Series A	4.00	12-15-2027	785,000	785,483
Chester County IDA Collegium Charter School144A	5.00	10-15-2032	2,565,000	2,581,501
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2029	245,000	257,812
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2030	395,000	419,010
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2031	485,000	517,777
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2030	1,175,000	1,165,871
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	600,000	617,714
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2030	800,000	828,948
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	1,250,000	1,232,282
Philadelphia IDA Independence Charter School West	4.00	6-15-2029	260,000	251,611
Philadelphia IDA Mathematics Science & Technology Community Charter School Series A	4.50	8-1-2026	955,000	957,659
Philadelphia IDA Mathematics Science & Technology Community Charter School Series B	4.88	8-1-2026	625,000	626,910
Philadelphia IDA Tacony Academy Charter School144A	5.00	6-15-2033	1,810,000	1,797,017
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	500,000	504,014
				14,676,582
GO revenue: 0.91%
Armstrong School District Series A (BAM Insured)	5.00	3-15-2029	920,000	979,214
Laurel Highlands School District (BAM Insured)	3.00	2-1-2030	675,000	651,458
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	980,000	993,220
Laurel Highlands School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,172,059
Lower Moreland Township School District	4.00	11-1-2043	1,000,000	955,587
Phoenixville Area School District	4.00	11-15-2038	4,290,000	4,298,700
Phoenixville Area School District	4.00	11-15-2039	2,870,000	2,865,361
School District of Philadelphia Series A	5.00	9-1-2030	2,500,000	2,658,658
See accompanying notes to portfolio of investments
30 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
School District of Philadelphia Series A	5.00%	9-1-2031	$2,500,000	$2,648,999
Scranton School District Series B (NPFGC Insured)	5.00	6-1-2025	710,000	712,181
				17,935,437
Health revenue: 0.79%
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2026	1,350,000	1,350,148
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2028	1,500,000	1,549,356
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2031	1,120,000	1,173,563
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2031	750,000	749,240
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2032	1,390,000	1,384,151
Lancaster County Hospital Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2046	5,500,000	5,500,471
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2031	345,000	343,712
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2037	345,000	329,951
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,000,000	1,029,054
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	1,000,000	937,465
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2027	1,200,000	1,230,247
				15,577,358
Housing revenue: 0.85%
East Hempfield Township IDA Student Services, Inc.	5.00	7-1-2025	275,000	276,214
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.00	6-30-2032	2,770,000	2,938,510
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	255,000	255,626
Pennsylvania Housing Finance Agency Series 142-A	4.20	10-1-2035	4,475,000	4,485,322
Pennsylvania Housing Finance Agency Series 142-A	4.50	10-1-2038	5,800,000	5,812,201
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,755,000	2,906,027
				16,673,900
Miscellaneous revenue: 0.01%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	125,000	137,751
Resource recovery revenue: 0.36%
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.80	6-1-2044	7,000,000	6,999,987
Tax revenue: 0.11%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2029	500,000	524,927
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2030	500,000	528,219
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 31

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2031	$550,000	$585,038
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2032	600,000	640,035
				2,278,219
Transportation revenue: 0.25%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	578,282
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2028	1,185,000	1,197,167
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	413,788
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	428,427
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	442,481
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	461,866
Pennsylvania Turnpike Commission Series 2017-3	5.00	12-1-2040	1,365,000	1,401,998
				4,924,009
Water & sewer revenue: 0.15%
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	3,250,000	2,889,913
				87,649,719
Rhode Island: 0.08%
GO revenue: 0.02%
City of Providence Series A	5.00	1-15-2026	450,000	456,125
Housing revenue: 0.06%
Providence Public Building Authority Capital Improvement Program Projects Series A (AGC Insured)	5.25	9-15-2043	1,000,000	1,067,143
Rhode Island Housing & Mortgage Finance Corp. Series 10-A	6.50	4-1-2027	15,000	15,034
				1,082,177
				1,538,302
South Carolina: 0.49%
Airport revenue: 0.05%
Charleston County Airport District Series A AMT	5.25	7-1-2041	1,000,000	1,062,582
Miscellaneous revenue: 0.02%
County of Berkeley Nexton Improvement District	4.00	11-1-2030	335,000	323,766
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	260,000	208,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	5.25	2-1-2027	3,310,000	165,500
				373,500
See accompanying notes to portfolio of investments
32 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.40%
South Carolina Public Service Authority Series A	5.00%	12-1-2031	$2,850,000	$3,093,105
South Carolina Public Service Authority Series B (AGM Insured)	5.00	12-1-2045	4,500,000	4,725,171
				7,818,276
				9,578,124
Tennessee: 0.80%
GO revenue: 0.15%
Town of Collierville Series A	4.00	1-1-2046	3,150,000	3,026,389
Utilities revenue: 0.65%
Tennergy Corp. Series Aøø	4.00	12-1-2051	1,190,000	1,194,827
Tennergy Corp. Series Aøø	5.50	10-1-2053	8,010,000	8,421,704
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	2,210,000	2,214,396
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	925,000	949,580
				12,780,507
				15,806,896
Texas: 8.23%
Airport revenue: 0.29%
City of El Paso Airport Revenue	5.00	8-15-2027	835,000	875,587
City of El Paso Airport Revenue	5.00	8-15-2028	880,000	938,536
City of El Paso Airport Revenue	5.00	8-15-2029	920,000	992,540
City of El Paso Airport Revenue	5.00	8-15-2030	970,000	1,057,169
City of Houston Airport System Revenue United Airlines, Inc. Series A AMT	5.00	7-1-2027	1,750,000	1,781,440
				5,645,272
Education revenue: 1.58%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.13	6-15-2034	785,000	763,515
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25	6-15-2039	1,075,000	1,013,300
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144Aøø	4.50	6-15-2056	1,500,000	1,495,818
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc. Series A144Aøø	4.88	6-15-2056	2,195,000	2,198,405
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2029	300,000	304,987
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2030	305,000	309,379
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2031	315,000	318,534
Arlington Higher Education Finance Corp. Leadership Prep School	4.00	6-15-2044	400,000	371,353
Arlington Higher Education Finance Corp. Leadership Prep School	4.00	6-15-2049	250,000	228,073
Arlington Higher Education Finance Corp. Leadership Prep School	5.00	6-15-2039	225,000	242,341
Arlington Higher Education Finance Corp. School of Excellence in Education Series A	4.00	2-15-2031	1,090,000	1,011,003
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 33

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	5.00%	2-15-2032	$500,000	$487,329
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2029	80,000	78,289
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2030	85,000	82,523
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2031	80,000	77,036
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2025	205,000	205,352
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2026	200,000	201,786
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2027	205,000	207,960
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2028	75,000	76,332
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2029	315,000	334,199
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2030	385,000	411,251
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2031	435,000	467,068
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2032	515,000	554,768
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	4.63	8-15-2025	1,880,000	1,891,321
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	5.00	8-15-2025	6,565,000	6,613,561
Clifton Higher Education Finance Corp. Uplift Education Series A	4.00	12-1-2025	525,000	524,190
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	5,000,000	5,068,491
New Hope Cultural Education Facilities Finance Corp. Cumberland Academy, Inc. Series A144A	4.00	8-15-2030	1,520,000	1,432,122
Newark Higher Education Finance Corp. A+ Charter Schools, Inc. Series A144A	4.63	8-15-2025	255,000	255,412
Odessa Junior College District (AGM Insured)	4.00	7-1-2029	650,000	668,882
Odessa Junior College District (AGM Insured)	4.00	7-1-2030	870,000	897,869
Odessa Junior College District (AGM Insured)	4.00	7-1-2031	220,000	227,523
Odessa Junior College District (AGM Insured)	4.00	7-1-2032	460,000	475,603
Odessa Junior College District (AGM Insured)	4.00	7-1-2033	710,000	730,181
Odessa Junior College District (AGM Insured)	4.00	7-1-2034	500,000	511,361
Odessa Junior College District (AGM Insured)	4.00	7-1-2035	290,000	295,760
				31,032,877
GO revenue: 1.67%
Brazosport Independent School District Series A	4.00	2-15-2029	2,355,000	2,396,741
City of Celina	4.00	9-1-2045	3,610,000	3,344,154
City of Houston Series A	4.00	3-1-2044	2,500,000	2,331,152
City of Lewisville	4.00	2-15-2041	2,975,000	2,844,279
See accompanying notes to portfolio of investments
34 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Round Rock	4.00%	8-15-2043	$3,330,000	$3,139,572
County of Bexar	4.00	6-15-2041	5,000,000	4,810,230
County of Hale (BAM Insured)	4.00	3-15-2042	2,195,000	2,076,741
El Paso County Hospital District (AGC Insured)	5.00	8-15-2042	2,500,000	2,625,535
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,235,000	1,183,556
Grapevine-Colleyville Independent School District	5.00	8-15-2034	2,890,000	2,908,448
Grapevine-Colleyville Independent School District	5.00	8-15-2035	1,600,000	1,609,915
Harris Montgomery Counties Municipal Utility District No. 386	4.00	9-1-2032	1,450,000	1,451,270
North East Independent School Districtøø	3.75	8-1-2049	2,000,000	2,016,733
				32,738,326
Health revenue: 0.51%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2041	3,205,000	3,005,499
Harris County Cultural Education Facilities Finance Corp. Texas Medical Center Obligated Group Series Aøø	0.90	5-15-2050	1,500,000	1,493,543
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.00	8-15-2026	2,000,000	2,051,793
New Hope Cultural Education Facilities Finance Corp. Westminster Manor	5.00	11-1-2035	615,000	658,042
New Hope Cultural Education Facilities Finance Corp. Westminster Manor	5.00	11-1-2040	2,200,000	2,310,217
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2040	440,000	465,431
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.60	10-1-2041	100,000	100,000
				10,084,525
Housing revenue: 0.45%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2025	1,255,000	1,259,670
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2028	1,630,000	1,689,004
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2031	680,000	717,263
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2034	980,000	1,021,071
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series 2025B-3	4.25	10-1-2030	2,000,000	1,995,210
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A	5.50	10-1-2035	750,000	753,484
New Hope Cultural Education Facilities Finance Corp. CHF - Collegiate Housing Stephenville III LLC Series A	5.00	4-1-2025	480,000	480,000
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	1,000,000	1,005,604
				8,921,306
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 35

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.57%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144Aøø	10.00%	6-1-2042	$3,000,000	$2,550,000
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	6,000,000	5,982,902
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.50	1-1-2030	800,000	728,965
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.63	1-1-2031	800,000	717,439
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.75	1-1-2036	1,500,000	1,238,707
				11,218,013
Miscellaneous revenue: 0.06%
Lower Colorado River Authority Transmission Services Corp. Series A (AGM Insured)	4.00	5-15-2043	1,250,000	1,180,013
Resource recovery revenue: 0.59%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A	12.00	6-1-2043	5,000,000	4,250,000
Port of Port Arthur Navigation District Motiva Enterprises LLCø	3.75	4-1-2040	7,230,000	7,230,000
				11,480,000
Transportation revenue: 0.33%
County of Harris Toll Road Revenue Series B	5.00	8-15-2026	1,280,000	1,290,202
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2030	1,000,000	1,059,987
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2032	1,000,000	1,053,827
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2033	3,000,000	3,151,628
				6,555,644
Utilities revenue: 0.27%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	4,250,000	4,194,984
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2030	990,000	1,076,880
				5,271,864
Water & sewer revenue: 1.91%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2029	16,225,000	16,683,277
City of Fort Worth Water & Sewer System Revenue	4.13	2-15-2046	3,000,000	2,866,654
City of Garland Water & Sewer System Revenue	4.00	3-1-2041	2,255,000	2,220,603
City of Garland Water & Sewer System Revenue	4.00	3-1-2042	1,185,000	1,154,529
San Antonio Water System Series A (Truist Bank SPA)ø	3.60	5-1-2054	10,000,000	10,000,000
Texas Water Development Board State Water Implementation Revenue Fund	4.00	10-15-2045	5,000,000	4,649,719
				37,574,782
				161,702,622
See accompanying notes to portfolio of investments
36 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utah: 0.91%
Airport revenue: 0.19%
City of Salt Lake City Airport Revenue Series A AMT	5.00%	7-1-2029	$1,000,000	$1,043,134
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2031	2,705,000	2,805,963
				3,849,097
Education revenue: 0.04%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	3.25	6-15-2031	505,000	453,663
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Series A144A	3.50	2-15-2026	290,000	286,312
				739,975
Health revenue: 0.08%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,635,000	1,515,103
Housing revenue: 0.15%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	2,675,000	2,924,804
Miscellaneous revenue: 0.32%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2026	1,000,000	1,002,401
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2028	1,000,000	1,001,013
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2029	580,000	579,444
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2030	680,000	673,054
Wakara Ridge Public Infrastructure District Ridge Assessment Area144A%%	5.63	12-1-2054	3,150,000	3,163,232
				6,419,144
Tax revenue: 0.13%
MIDA Mountain Veterans Program Public Infrastructure District144A	5.00	6-1-2044	1,000,000	975,848
MIDA Mountain Village Public Infrastructure District Military Recreation Facility Project Area Series 2144A	5.50	6-15-2039	1,500,000	1,529,900
				2,505,748
				17,953,871
Vermont: 0.12%
Housing revenue: 0.05%
Vermont Housing Finance Agency Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	915,000	915,790
Resource recovery revenue: 0.07%
Vermont EDA Casella Waste Systems, Inc. Series A AMT144Aøø	4.38	6-1-2052	1,500,000	1,503,535
				2,419,325
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 37

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 2.09%
Education revenue: 0.05%
Virginia College Building Authority Regent University	5.00%	6-1-2029	$330,000	$342,403
Virginia College Building Authority Regent University	5.00	6-1-2030	350,000	364,386
Virginia College Building Authority Regent University	5.00	6-1-2031	300,000	312,953
				1,019,742
GO revenue: 0.13%
County of Arlington Series A	4.00	8-1-2040	2,500,000	2,505,179
Health revenue: 0.34%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	350,000	345,760
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	3.60	1-1-2054	4,300,000	4,300,000
Winchester EDA Valley Health Obligated Group Series B-2 (Truist Bank LOC)ø	3.60	1-1-2054	2,000,000	2,000,000
				6,645,760
Housing revenue: 0.33%
Virginia Housing Development Authority Series A	3.90	3-1-2037	955,000	919,857
Virginia Housing Development Authority Series A	3.95	9-1-2037	825,000	799,741
Virginia Housing Development Authority Series A	4.10	9-1-2040	1,390,000	1,350,209
Virginia Housing Development Authority Series A	4.45	9-1-2045	3,500,000	3,401,732
				6,471,539
Transportation revenue: 0.79%
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2029	10,000,000	7,397,083
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	1-1-2032	3,225,000	3,416,114
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	7-1-2032	2,800,000	2,960,007
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,750,000	1,758,733
				15,531,937
Utilities revenue: 0.45%
Wise County IDA Virginia Electric & Power Co. Series Aøø	0.75	10-1-2040	5,000,000	4,915,279
York County EDA Virginia Electric & Power Co. Series Aøø	3.65	5-1-2033	4,000,000	4,042,905
				8,958,184
				41,132,341
Washington: 1.77%
Airport revenue: 0.11%
Port of Seattle Series A AMT	5.00	5-1-2036	2,030,000	2,070,228
GO revenue: 0.09%
City of Seattle	4.00	12-1-2040	1,900,000	1,849,140
See accompanying notes to portfolio of investments
38 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.68%
Jefferson County Public Hospital District No. 2 Series A	5.75%	12-1-2033	$2,350,000	$2,303,519
Skagit County Public Hospital District No. 1	5.00	12-1-2029	3,975,000	4,030,818
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	3,000,000	3,045,643
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2038	3,000,000	3,005,766
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,000,000	1,001,908
				13,387,654
Housing revenue: 0.73%
King County Housing Authority	2.00	10-1-2033	600,000	487,736
King County Housing Authority	2.13	10-1-2036	2,000,000	1,547,382
King County Housing Authority	4.00	10-1-2029	225,000	227,512
King County Housing Authority	4.00	10-1-2030	200,000	202,796
King County Housing Authority	4.00	10-1-2031	290,000	288,625
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	1,929,136
Snohomish County Housing Authority	5.00	4-1-2027	1,130,000	1,166,794
Snohomish County Housing Authority	5.00	4-1-2028	1,610,000	1,683,632
Snohomish County Housing Authority	5.00	4-1-2029	1,690,000	1,782,912
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,023,174
				14,339,699
Utilities revenue: 0.16%
City of Seattle Municipal Light & Power Revenue Series B (SIFMA Municipal Swap+0.25%)±	3.12	5-1-2045	3,250,000	3,207,249
				34,853,970
West Virginia: 0.53%
Education revenue: 0.06%
West Virginia University Series Bøø	5.00	10-1-2041	1,000,000	1,065,050
Tax revenue: 0.19%
County of Monongalia Building Commission Development District No. 4 Series A144A	5.00	6-1-2033	415,000	428,485
County of Monongalia Building Commission Development District No. 4 Series A144A	5.75	6-1-2043	880,000	924,342
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	845,000	726,495
Monongalia County Commission Excise Tax District Series A144A	4.50	6-1-2027	1,645,000	1,651,935
				3,731,257
Utilities revenue: 0.26%
West Virginia EDA Wheeling Power Co. Series 2013A AMTøø	3.00	6-1-2037	5,245,000	5,136,793
Water & sewer revenue: 0.02%
City of Parkersburg Combined Waterworks & Sewerage System Revenue Series A (BAM Insured)	3.00	8-1-2025	400,000	399,730
				10,332,830
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 39

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 2.31%
Education revenue: 0.31%
PFA Corvian Community School, Inc. Series A144A	4.00%	6-15-2029	$715,000	$690,347
PFA Corvian Community School, Inc. Series A144A	4.25	6-15-2029	650,000	633,693
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2031	1,150,000	1,051,218
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2034	825,000	847,524
PFA Nevada Charter Academies Series A144A	4.00	7-15-2029	490,000	482,864
PFA Roseman University of Health Sciences144A	4.00	4-1-2032	785,000	757,759
PFA Triad Math & Science Academy Co.	4.25	6-15-2027	480,000	482,004
PFA Triad Math & Science Academy Co.	5.00	6-15-2032	725,000	755,356
PFA Unity Classical Charter School; A Challenge Foundation Academy144A	5.75	7-1-2033	485,000	500,658
				6,201,423
GO revenue: 0.63%
City of Milwaukee Series B2 (AGM Insured)	5.00	4-1-2035	2,200,000	2,419,258
City of Milwaukee Series B2 (AGM Insured)	5.00	4-1-2036	2,235,000	2,445,962
Milwaukee Metropolitan Sewerage District Series A	4.00	10-1-2043	8,000,000	7,581,015
				12,446,235
Health revenue: 0.62%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	183,829
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	184,769
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	291,152
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	367,299
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	573,397
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	596,599
PFA Washoe Barton Medical Clinic Series A144A	4.00	12-1-2031	700,000	676,081
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2036	3,000,000	2,906,941
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2027	1,145,000	1,187,782
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	600,000	631,072
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A (JPMorgan Chase Bank N.A. LIQ)ø	3.75	4-1-2035	1,895,000	1,895,000
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2027	375,000	381,321
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2028	1,405,000	1,435,641
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2029	895,000	884,841
				12,195,724
Industrial development revenue: 0.09%
PFA Customer Facility Charge-SA LLC Series A	3.75	2-1-2032	850,000	814,563
PFA UNC Charlotte Marriott Hotel & Conference Center Series A144A	4.00	9-1-2036	1,000,000	874,455
				1,689,018
Miscellaneous revenue: 0.66%
PFA Astro Texas Land Projects144A	5.00	12-15-2036	7,000,000	7,014,184
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2029	1,050,000	875,923
See accompanying notes to portfolio of investments
40 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00%	12-15-2031	$1,350,000	$1,029,347
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2028	260,000	227,647
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2029	390,000	327,907
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2030	550,000	443,230
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,048,869
				12,967,107
				45,499,507
Total municipal obligations (Cost $1,996,480,136)				1,941,599,464

		Yield	Shares
Short-term investments: 0.24%
Investment companies: 0.24%
Allspring Government Money Market Fund Select Class♠∞##		4.27	4,639,579	4,639,579
Total short-term investments (Cost $4,639,579)				4,639,579
Total investments in securities (Cost $2,006,119,715)	99.27%			1,951,239,043
Other assets and liabilities, net	0.73			14,382,359
Total net assets	100.00%			$1,965,621,402

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 41

Portfolio of investments—March 31, 2025 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,593,014	$444,699,030	$(442,652,465)	$0	$0	$4,639,579	4,639,579	$295,113
See accompanying notes to portfolio of investments
42 | Allspring Strategic Municipal Bond Fund

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$5,000,000	$0	$5,000,000
Municipal obligations	0	1,941,433,964	165,500	1,941,599,464
Short-term investments
Investment companies	4,639,579	0	0	4,639,579
Total assets	$4,639,579	$1,946,433,964	$165,500	$1,951,239,043
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the fund did not have any transfers into/out of Level 3..
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